TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENT FUND
FINANCIAL HIGHLIGHTS



                                                                             Period Ended
                                                                            June 30, 1998
                                                                             (unaudited)+
                                                                          -------------------
Per Share Operating  Performance - Class 1
(For a share  outstanding  throughout the period)

Net asset value, beginning of period                                                 $ 10.00
                                                                          -------------------
Income from investment operations:
  Net investment income                                                                  .02
  Net realized and unrealized losses                                                    (.43)
                                                                          -------------------
Total from investment operations                                                        (.41)
                                                                          -------------------
Net asset value, end of period                                                        $ 9.59
                                                                          ===================
Total Return *                                                                         (4.10)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                                      $ 240
Ratios to average net assets:
  Expenses                                                                              1.00%**
  Expenses, excluding waiver and payments by affiliate                                 16.63%**
  Net investment income                                                                 1.28%**
Portfolio turnover rate                                                                 7.71%



*Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract for which the Fund serves as an underlying investment vehicle. Total return is not annualized.

 **Annualized.

+For the period May 1, 1998 (commencement of operations) to June 30, 1998.


                       See Notes to Financial Statements.


PAGE



TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENT FUND
STATEMENT OF INVESTMENTS,  JUNE 30, 1998 (UNAUDITED)



                                                               Country     Shares             Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS  80.6%
AUTOMOBILES  2.1%
General Motors Corp.                                        United States       75            $ 5,011
                                                                                           -----------
BANKING  9.6%
Australia & New Zealand Banking Group Ltd.                    Australia        800              5,519
BG Bank AS                                                     Denmark         130              8,052
Mercantile Bankshares Corp.                                 United States      130              4,526
Vermont Financial Services Corp.                            United States      175              4,802
                                                                                           -----------
                                                                                               22,899
                                                                                           -----------
BROADCASTING & PUBLISHING  7.7%
NV Holdingsmij de Telegraaf                                  Netherlands       240              5,781
Pearson Plc.                                               United Kingdom      360              6,607
United News & Media Plc.                                   United Kingdom      440              6,163
                                                                                           -----------
                                                                                               18,551
                                                                                           -----------
BUSINESS & PUBLIC SERVICES  4.6%
IFIL Finanziaria Partecipazioni SpA                             Italy        1,140              5,293
IFIL Finanziaria Partecipazioni SpA, rts.                       Italy        1,140                 54
Suez Lyonnaise des Eaux SA                                     France           35              5,760
                                                                                           -----------
                                                                                               11,107
                                                                                           -----------
CHEMICALS  10.3%
Bush Boake Allen Inc.                                       United States      175              5,130
Carbide/Graphite Group Inc.                                 United States      155              4,311
DSM NV                                                       Netherlands        55              5,645
Inspec Group Plc.                                          United Kingdom    1,170              5,124
Olin Corp.                                                  United States      105              4,377
                                                                                           -----------
                                                                                               24,587
                                                                                           -----------
ENERGY SOURCES  7.3%
Electrafina SA                                                 Belgium          45              5,805
Shell Transport & Trading Co. Plc.                         United Kingdom      765              5,393
Societe Elf Aquitaine SA                                       France           45              6,327
                                                                                           -----------
                                                                                               17,525
                                                                                           -----------
FINANCIAL SERVICES  4.1%
Cir Cie Industriali Riunite SpA                                 Italy        4,100              5,116
Peoples Bancorp Inc.                                        United States      465              4,650
                                                                                           -----------
                                                                                                9,766
                                                                                           -----------
HEALTH & PERSONAL CARE  3.0%
Apria Healthcare Group Inc.                                 United States      200              1,338
Vencor Inc.                                                 United States      800              5,800
                                                                                           -----------
                                                                                                7,138
                                                                                           -----------
INDUSTRIAL COMPONENTS  4.7%
Charter Plc.                                               United Kingdom      450              4,711
Lucas Varity Plc.                                          United Kingdom    1,650              6,573
                                                                                           -----------
                                                                                               11,284
                                                                                           -----------
INSURANCE  6.6%
Guardian Royal Exchange Plc.                               United Kingdom    1,048              6,170
PXRE Corp.                                                  United States      100              3,000
Royal & Sun Alliance Insurance Group Plc.                  United Kingdom      650              6,724
                                                                                           -----------
                                                                                               15,894
                                                                                           -----------
MERCHANDISING  4.5%
Hudson's Bay Co.                                               Canada          265              6,073


PAGE


                                                               Country     Shares             Value
------------------------------------------------------------------------------------------------------
Nine West Group Inc.                                        United States      180              4,826
                                                                                           -----------
                                                                                               10,899
                                                                                           -----------
MULTI-INDUSTRY  9.6%
Cie Financiere Richemont AG, A                               Switzerland         4              5,235
Investor AB, A                                                 Sweden          100              5,793
Saab AB, B                                                     Sweden           25                263
Ste Eurafrance                                                 France           10              6,285
Tomkins Plc.                                               United Kingdom    1,000              5,435
                                                                                           -----------
                                                                                               23,011
                                                                                           -----------
TRANSPORTATION  4.5%
Arkansas Best Corp.                                         United States      475              4,453
Deutsche Lufthansa AG                                          Germany         250              6,274
                                                                                           -----------
                                                                                               10,727
                                                                                           -----------
UTILITIES ELECTRICAL & GAS  2.0%
Citizens Utilities Co., B                                   United States      494              4,752
                                                                                           -----------
TOTAL COMMON STOCKS                                                                           193,151
                                                                                           -----------
TOTAL INVESTMENTS  (COST $204,065) 80.6%                                                      193,151
OTHER ASSETS, LESS LIABILITIES  19.4%                                                          46,547
                                                                                           -----------
TOTAL NET ASSETS  100.0%                                                                     $239,698
                                                                                           ===========


* Non-income producing.




                       See Notes to Financial Statements.








PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENTS FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)



Assets:
  Investments in securities, at value (cost $204,065)                          $  193,151
  Cash                                                                             49,062
  Receivables:
    Investment securities sold                                                      4,923
    Dividends and interest                                                            391
    From affiliates                                                                 7,433
  Other assets                                                                        157
                                                                            --------------------
     Total assets                                                                 255,117
                                                                            --------------------
Liabilities:
  Payable for investment securities purchased                                       7,571
  Accrued liabilities                                                               7,848
                                                                            --------------------
     Total liabilities                                                             15,419
                                                                            --------------------
Net assets, at value                                                           $ 239,698
                                                                            ====================
Net assets consist of:
  Undistributed net investment income                                          $      527
  Net unrealized depreciation                                                     (10,757)
  Accumulated net realized loss                                                       (72)
  Beneficial shares                                                               250,000
                                                                            --------------------
Net assets, at value                                                           $ 239,698
                                                                            ====================
CLASS 1:
Net asset value per share ($239,698/25,000 shares outstanding)                 $    9.59
                                                                            ====================



                       See Notes to Financial Statements.

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENT FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998
 (UNAUDITED)

Investment Income:
  (net of foreign taxes of $102)
  Dividends                                                                               $ 912
  Interest                                                                                   30
                                                                             -------------------
Total investment income                                                                                     $      942
                                                                                                    --------------------
Expenses:
  Management fees (Note 3)                                                                  330
  Administrative fees (Note 3)                                                               40
  Custodian fees                                                                          1,100
  Reports to shareholders                                                                 1,300
  Registration and filing fees                                                              900
  Professional fees                                                                       2,600
  Trustees' fees and expenses                                                               200
  Other                                                                                     400
                                                                             -------------------
     Total expenses                                                                                              6,870
     Expenses waived / paid by affiliate (Note 3)                                                               (6,455)
                                                                                                   ---------------------
          Net expenses                                                                                             415
                                                                                                   ---------------------
            Net investment income                                                                                  527
                                                                                                   ---------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
   Investments                                                                               93
   Foreign currency transactions                                                           (165)
                                                                            -------------------
     Net realized loss                                                                                             (72)
Net unrealized appreciation (depreciation) on:
  Investments                                                                           (10,914)
  Translation of assets and liabilities
    denominated in foreign currencies                                                       157
                                                                            -------------------
    Net unrealized depreciation                                                                                (10,757)
                                                                                                   --------------------
Net realized and unrealized loss                                                                               (10,829)
                                                                                                   --------------------
Net decrease in net assets resulting from operations                                                         $ (10,302)
                                                                                                   ====================



                      Dee Notes to Financial Statements.



PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENT FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         FOR THE PERIOD ENDED
                                                                                            JUNE 30, 1998
                                                                                             (UNAUDITED)+
                                                                                        -----------------------

Increase (decrease) in net assets:
  Operations:
     Net investment income                                                                      $     527
     Net realized loss from investments and
       foreign currency transactions                                                                  (72)
     Net unrealized depreciation on
       investments and translation of assets and
       liabilities denominated in foreign currencies                                              (10,757)
                                                                                        -----------------------
          Net decrease in net assets resulting from operations                                    (10,302)
Fund share transactions (Note 2):
     Class 1                                                                                      250,000
                                                                                        -----------------------
       Net increase in net assets                                                                 239,698
Net assets:
  Beginning of period                                                                                  -
                                                                                        -----------------------
  End of period                                                                                 $ 239,698
                                                                                        -----------------------
Undistributed net investment income included in net assets:
End of period                                                                                   $     527
                                                                                        =======================





+For the period May 1, 1998 (commencement of operations) to June 30, 1998.



                       See Notes to Financial Statements.

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Investment Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital appreciation through a policy of investing in domestic and foreign equity securities as well as debt obligations of any quality. The following summarizes the Fund's significant accounting policies.

a.  SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.  FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's Class 1 shares were as follows:

                                  Period Ended
                                 June 30, 1998*
                              ----------------------------
Class 1 Shares:                  Shares         Amount
                              ------------- ---------------
Shares sold                      25,000        $250,000
                              ------------- ---------------
Net increase                     25,000        $250,000
                              =============================

*Commencement of sales was May 1, 1998.

As of June 30, 1998, there were no transactions in the Fund's Class 2 shares.

Templeton Funds Annuity Company, the Fund's administrative manager, is the record owner of 100% of the Fund's Class 1 shares as of June 30, 1998.

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund. Franklin Mutual agreed in advance to reduce management fees to the extent necessary to limit total expenses to an annual rate of 1.00% and 1.25% of the average daily net assets of Class 1 and Class 2 shares, respectively, through December 31, 1998, as noted in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED FEE
RATE              AVERAGE DAILY NET ASSETS
----------------- ---------------------------------------------------------
0.15%             First $200 million
0.135%            Over $200 million, up to and including $700 million
0.10%             Over $700 million, up to and including $1.2 billion
0.075%            Over $1.2 billion

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
MUTUAL DISCOVERY INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


4.  INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

             Unrealized appreciation                  $   3,387
             Unrealized depreciation                    (14,301)
                                                   -------------------
             Net unrealized depreciation              $ (10,914)
                                                   -------------------

5.    INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $214,400 and $10,429, respectively.